Stock Options and Warrants: Warrants Outstanding (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Warrants Outstanding

	Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Price	Outstanding	Life (Years)	Price	Exercisable	Price
$0.50	350,000	0.41	$0.50	350,000	$0.50
$1.50	6,127,497	1.74	$1.50	6,127,497	$1.50
$2.50	12,000	0.80	$2.50	12,000	$2.50
$6.00	45,313	0.33	$6.00	45,313	$6.00
Total	6,534,810	1.63	$1.48	6,534,810	$1.48